Property, Plant and Equipment - Summary of Property, Plant and Equipment - Assets Subject to Operating Leases (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 281,416
Depreciation expenses	(27,805)		$ (26,989)	$ (26,930)
Additions	35,613		25,195	23,164
Impairment losses	0	$ 0	0	93
Ending balance	289,100	$ 10,423	281,416
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,593		7,324
Ending balance	7,251		7,593	7,324
As Adjusted [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance				5,935
Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,209		8,821	7,201
Additions				4
Transferred from (to) assets used by the Company				1,616
Others	(266)		388
Ending balance	8,943		9,209	8,821
Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,616)		(1,497)	(1,266)
Depreciation expenses	(77)		(82)	(74)
Transferred from (to) assets used by the Company				(157)
Others	1		(37)
Ending balance	(1,692)		(1,616)	(1,497)
Land [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,973		4,979
Ending balance	4,809		4,973	4,979
Land [Member] | As Adjusted [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance				3,617
Land [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,973		4,979	3,617
Additions				0
Transferred from (to) assets used by the Company				1,362
Others	(164)		(6)
Ending balance	4,809		4,973	4,979
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Transferred from (to) assets used by the Company				0
Others	0		0
Ending balance	0		0	0
Land improvements [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0
Ending balance	0		0	0
Land improvements [Member] | As Adjusted [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance				0
Land improvements [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	1
Additions				0
Transferred from (to) assets used by the Company				(1)
Others	0		0
Ending balance	0		0	0
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	(1)
Depreciation expenses	0		0	0
Transferred from (to) assets used by the Company				1
Others	0		0
Ending balance	0		0	0
Buildings [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,620		2,345
Ending balance	2,442		2,620	2,345
Buildings [Member] | As Adjusted [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance				2,318
Buildings [Member] | Gross carrying amount [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,236		3,842	3,583
Additions				4
Transferred from (to) assets used by the Company				255
Others	(102)		394
Ending balance	4,134		4,236	3,842
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,616)		(1,497)	(1,265)
Depreciation expenses	(77)		(82)	(74)
Transferred from (to) assets used by the Company				(158)
Others	1		(37)
Ending balance	$ (1,692)		$ (1,616)	$ (1,497)